SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 4,119,090	$ 2,436,369	$ 9,724,925
Prepaid expenses and other current assets	1,449,369	3,384,207
Total current assets	8,469,196	8,245,459
TOTAL ASSETS	8,985,043	9,281,500
Current liabilities:
Accrued expenses and other current liabilities	1,196,334	2,199,751
Accrued salary and benefits	776,118	1,142,038
Other current liabilities	124,563	265,279
Total current liabilities	9,102,078	9,432,820
Other non-current liabilities		73,320
TOTAL LIABILITIES	9,102,078	9,671,155
SHAREHOLDERS' DEFICIT:
Additional paid-in capital	218,379,858	218,245,298
Accumulated deficit	(216,859,796)	(216,923,365)
Accumulated other comprehensive loss	(1,685,469)	(1,759,960)
Total shareholders' (deficit) / equity	(117,035)	(389,655)	$ 1,130,836	$ (6,000,119)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT)/ EQUITY	8,985,043	9,281,500
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	245,740	5,189
Prepaid expenses and other current assets	1,670	3,362
Total current assets	247,410	8,551
TOTAL ASSETS	269,318	806,915
Current liabilities:
Accrued expenses and other current liabilities	136,353	136,129
Accrued salary and benefits	250,000	283,000
Other current liabilities		741,658
Total current liabilities	386,353	1,160,787
TOTAL LIABILITIES	386,353	1,196,570
SHAREHOLDERS' DEFICIT:
Ordinary shares	48,372	48,372
Additional paid-in capital	218,379,858	218,245,298
Accumulated deficit	(216,859,796)	(216,923,365)
Accumulated other comprehensive loss	(1,685,469)	(1,759,960)
Total shareholders' (deficit) / equity	(117,035)	(389,655)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT)/ EQUITY	269,318	806,915
Parent company | Reportable legal entities | Subsidiaries and VIEs
Current assets:
Advances to subsidiaries and VIEs	$ 21,908	798,364
Parent company | Reportable legal entities | Non-Related Party
Current liabilities:
Other non-current liabilities		$ 35,783